Financial assets	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Financial assets [Text Block]

8. Financial assets

As part of the JV Transaction (note 9), the Company initially subscribed to 184.9 million non-voting fixed redemption price redeemable preferences shares in Shika Group Finance Limited (the "preference shares"), which were issued at a par value of $1 per redeemable share. The preference shares have no fixed redemption date. As these preference shares have no contractual fixed terms of repayment that arise on specified dates, they are measured at fair value through profit or loss at each reporting period end.

The following table summarizes the change in the carrying amount of the Company's preference shares held in the joint venture during the years presented:

	December 31, 2022		December 31, 2021
	Number of shares	$	$
Balance, beginning of year	132,400,000	72,426	78,299
Fair value adjustment for the year	-	(5,617)	(873)
Redemption of preferred shares during the year	-	-	(5,000)
Balance, end of year	132,400,000	66,809	72,426

As at December 31, 2022, the Company re-measured the fair value of the redeemable preference shares to $66.8 million. As a result of the reinstatement of mineral reserves at the AGM at the balance sheet date (see Impairment reversal at the AGM in note 9), management's best estimate of the fair value of the preference shares was determined by discounting forecast future preference share redemptions using a discount rate of 14.8%. For the year ended December 31, 2021, the fair value of the preference shares was estimated by applying a dollar per ounce (based on a range of market values for similar assets) to the JV's in-situ mineral resources, estimating the net realizable value of stockpiled ore and considering other working capital items.

For the year ended December 31, 2022, the Company recognized a downward fair value adjustment on its preference shares of $5.6 million in finance expense (year ended December 31, 2021 - $0.9 million downward fair value adjustment in finance expense). The preference shares are classified as a Level 3 financial asset in the fair value hierarchy.